UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21682

BB&T Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

Keith F. Karlawish, President

BB&T Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Large Cap VIF

Schedule of Portfolio Investments

September 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.3%)

	Consumer Discretionary (18.9%)
171,808	Comcast Corp., Class A(a)	$4,154,319
71,525	Home Depot, Inc. (The)	2,320,271
161,239	KB Home	4,040,649
45,041	Target Corp.	2,863,256
56,966	Tiffany & Co.	2,982,170
79,912	Walt Disney Co. (The)	2,748,174

		19,108,839

	Consumer Staples (7.1%)
95,290	Kraft Foods, Inc., Class A	3,288,458
55,262	Procter & Gamble Co.	3,887,129

		7,175,587

	Energy (7.5%)
26,924	Anadarko Petroleum Corp.	1,447,165
32,631	ConocoPhillips	2,864,023
35,656	Exxon Mobil Corp.	3,300,320

		7,611,508

	Financials (18.1%)
49,372	American International Group, Inc.	3,340,016
28,999	Bank of New York Mellon Corp. (The)	1,280,019
55,817	Citigroup, Inc.	2,604,979
256,464	Countrywide Financial Corp.	4,875,381
62,431	JPMorgan Chase & Co.	2,860,588
122,678	Progressive Corp. (The)	2,381,180
26,758	Wells Fargo & Co.	953,120

		18,295,283

	Health Care (18.8%)
44,563	Amgen, Inc.(a)	2,520,929
44,556	Eli Lilly & Co.	2,536,573
70,965	Johnson & Johnson	4,662,401
55,952	Medtronic, Inc.	3,156,252
62,431	Merck & Co., Inc.	3,227,058
116,382	Pfizer, Inc.	2,843,212

		18,946,425

	Industrials (5.5%)
77,650	General Electric Co.	3,214,710
61,752	USG Corp.(a)	2,318,788

		5,533,498

	Information Technology (19.2%)
95,742	Cisco Systems, Inc.(a)	3,170,017
103,792	Dell, Inc.(a)	2,864,659
85,537	eBay, Inc.(a)	3,337,654
132,765	Intel Corp.	3,433,303
29,876	Microsoft Corp.	880,147
69,511	QUALCOMM, Inc.	2,937,535
101,511	Yahoo!, Inc.(a)	2,724,555

		19,347,870

	Materials (1.2%)
30,980	Alcoa, Inc.	1,211,938

	Total Common Stocks (Cost $84,469,024)	97,230,948

INVESTMENT COMPANY (1.3%)
1,248,433	Federated Treasury Obligations Fund, Institutional Shares	1,248,433

	Total Investment Company (Cost $1,248,433)	1,248,433

Total Investments - 97.6 (Cost $85,717,457)	98,479,381
Net Other Assets (Liabilities)—2.4%	2,458,713

NET ASSETS—100.0%	$100,938,094

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

September 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.2%)

	Consumer Discretionary (14.4%)
11,355	Crocs, Inc.(a)	$763,624
12,505	Focus Media Holding, Ltd., ADR(a)	725,540
15,035	GameStop Corp., Class A(a)	847,222
14,405	Guess?, Inc.	706,277
9,445	J. Crew Group, Inc.(a)	391,968
6,435	J.C. Penney Co., Inc.	407,786
8,525	Phillips-Van Heusen Corp.	447,392
6,100	Under Armour, Inc., Class A(a)	364,902

		4,654,711

	Consumer Staples (2.5%)
10,850	Bare Escentuals, Inc.(a)	269,839
9,525	Hansen Natural Corp.(a)	539,877

		809,716

	Energy (11.0%)
7,435	Cameron International Corp.(a)	686,176
6,650	Core Laboratories N.V.(a)	847,144
6,015	Diamond Offshore Drilling, Inc.	681,439
5,765	National Oilwell Varco, Inc.(a)	833,042
4,515	Transocean, Inc.(a)	510,421

		3,558,222

	Financials (6.1%)
3,375	Affiliated Managers Group, Inc.(a)	430,346
4,680	AllianceBernstein Holding L.P.	412,168
970	CME Group, Inc.	569,729
20,390	Invecso PLC, ADR	556,647

		1,968,890

	Health Care (9.4%)
7,875	Celgene Corp.(a)	561,566
7,875	Cerner Corp.(a)	471,004
12,200	Hologic, Inc.(a)	744,200
5,515	Medco Health Solutions, Inc.(a)	498,501
13,370	Thermo Fisher Scientific, Inc.(a)	771,717

		3,046,988

	Industrial (16.8%)
21,525	ABB, Ltd., ADR	564,601
20,890	BE Aerospace, Inc.(a)	867,562
17,215	Chicago Bridge & Iron Co. N.V.	741,278
18,385	Corrections Corp. of America(a)	481,135
12,535	Manitowoc Co., Inc. (The)	555,050
9,975	Monster Worldwide, Inc.(a)	339,749
3,375	Precision Castparts Corp.	499,432
8,025	Stericycle, Inc.(a)	458,709
11,200	SunPower Corp., Class A(a)	927,584

		5,435,100

	Information Technology (27.6%)
28,580	Activision, Inc.(a)	617,042
9,800	Akamai Technologies, Inc.(a)	281,554
13,650	Amphenol Corp., Class A	542,724
4,345	Apple, Inc.(a)	667,132
1,160	Baidu.com, Inc., ADR(a)	335,994
21,227	Ciena Corp.(a)	808,324
5,350	Equinix, Inc.(a)	474,492
930	Google, Inc., Class A(a)	527,561
16,965	Juniper Networks, Inc.(a)	621,089
3,425	Mastercard, Inc., Class A	506,797
7,150	MEMC Electronic Materials, Inc.(a)	420,849
9,775	MICROS Systems, Inc.(a)	636,059
26,240	Semtech Corp.(a)	537,395
12,035	Sina Corp.(a)	575,875
13,127	Varian Semiconductor Equipment Associates, Inc.(a)	702,557
15,210	VeriFone Holdings, Inc.(a)	674,259

		8,929,703

	Materials (3.5%)
19,555	Companhia Vale do Rio Doce, ADR	663,501
14,205	Titanium Metals Corp.(a)	476,720

		1,140,221

	Telecommunication Services (3.6%)
11,200	American Tower Corp., Class A(a)	487,648
8,355	NII Holdings, Inc.(a)	686,363

		1,174,011

	Utilities (1.3%)
8,285	Allegheny Energy, Inc.(a)	432,974

	Total Common Stocks (Cost $21,966,458)	31,150,536

EXCHANGE TRADED FUNDS (2.0%)
5,525	iShares Russell MidCap Growth Index Fund	641,453

	Total Exchange Traded Funds (Cost $590,744)	641,453

INVESTMENT COMPANY (2.1%)
673,110	Federated Treasury Obligations Fund, Institutional Shares	673,110

	Total Investment Company (Cost $673,110)	673,110

Total Investments - 100.3% (Cost $23,230,312)	32,465,099
Net Other Assets (Liabilities)—(0.3)%	(93,111)

NET ASSETS—100.0%	$32,371,988

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

September 30, 2007 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (99.8%)
169,383	BB&T Equity Index Fund, Institutional Class	$1,727,703
504,765	BB&T International Equity Fund, Institutional Class	4,361,172
356,347	BB&T Large Cap Fund, Institutional Class	6,841,865
129,141	BB&T Mid Cap Growth Fund, Institutional Class	2,031,391
186,612	BB&T Mid Cap Value Fund, Institutional Class	2,799,186
93,607	BB&T Small Cap Fund, Institutional Class	1,406,914
803,202	BB&T U.S. Treasury Money Market Fund, Institutional Class	803,202

	Total Affiliated Investment Companies (Cost $18,420,057)	19,971,433

Total Investments - 99.8% (Cost $18,420,057)	19,971,433
Net Other Assets (Liabilities)—0.2%	41,025

NET ASSETS—100.0%	$20,012,458

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

September 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.0%)

	Consumer Discretionary (10.6%)
52,000	Comcast Corp., Class A(a)	$1,257,360
39,800	News Corp., Class A	875,202
53,000	XM Satellite Radio Holdings, Inc., Class A(a)	751,010
21,300	Yum! Brands, Inc.	720,579

		3,604,151

	Consumer Staples (3.0%)
32,490	Smithfield Foods, Inc.(a)	1,023,435

	Energy (15.6%)
11,100	Apache Corp.	999,666
25,000	CONSOL Energy, Inc.(e)	1,165,000
22,000	Nabors Industries, Ltd.(a)	676,940
22,200	Noble Corp.	1,088,910
20,000	Weatherford International, Ltd.(a)(e)	1,343,600

		5,274,116

	Financials (3.8%)
1,100	Markel Corp.(a)	532,400
20,800	Wells Fargo & Co.	740,896

		1,273,296

	Health Care (19.3%)
19,000	Amgen, Inc.(a)	1,074,830
10,100	Coventry Health Care, Inc.(a)	628,321
21,000	McKesson Corp.	1,234,590
8,638	MedCath Corp.(a)	237,200
27,000	Teva Pharmaceutical Industries, Ltd., ADR	1,200,690
19,000	UnitedHealth Group, Inc.	920,170
30,000	Varian Medical Systems, Inc.(a)	1,256,700

		6,552,501

	Industrials (7.6%)
25,000	J.B. Hunt Transport Services, Inc.	657,500
8,500	L-3 Communications Holdings, Inc.	868,190
70,000	Southwest Airlines Co.	1,036,000

		2,561,690

	Information Technology (22.3%)
21,621	ACI Worldwide, Inc.(a)	483,229
21,600	Activision, Inc.(a)(e)	466,344
28,000	Akamai Technologies, Inc.(a)	804,440
90,000	ARM Holdings PLC, ADR	846,900
39,000	Corning, Inc.	961,350
17,000	Digital River, Inc.(a)	760,750
13,200	Fair Isaac Corp.	476,652
14,000	Harris Corp.	809,060
39,950	Symantec Corp.(a)	774,231
43,000	Yahoo!, Inc.(a)	1,154,120

		7,537,076

	Materials (10.8%)
16,000	Aracruz Celulose SA, ADR	1,177,440
17,400	Dow Chemical Co. (The)	749,244
38,200	Nalco Holding Co.	1,132,630
23,490	Sealed Air Corp.	600,404

		3,659,718

	Total Common Stocks (Cost $25,035,949)	31,485,983

INVESTMENT COMPANY (7.2%)
2,434,937	Federated Treasury Obligations Fund, Institutional Shares	2,434,937

	Total Investment Company (Cost $2,434,937)	2,434,937

Total Investments - 100.2% (Cost $27,470,886)	33,920,920
Net Other Assets (Liabilities)—(0.2)%	(57,228)

NET ASSETS—100.0%	$33,863,692

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

September 30, 2007 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (3.0%)
$260,000	Capital One Master Trust, Series 2001-1, Class A, 5.953%, 12/15/10*(b)	$260,259
52,000	Centex Home Equity, Series 2005-C, Class AF6 STEP, 4.638%, 6/25/35	49,277
98,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5 STEP, 5.416%, 5/25/33	95,128

	Total Asset Backed Securities (Cost $410,547 )	404,664

COLLATERALIZED MORTGAGE OBLIGATIONS (2.2%)

	Federal Home Loan Mortgage Corp. (0.7%)
48,164	5.000%, 8/15/31, Series 3025, Class AB	47,769
50,283	5.500%, 7/15/16, Series 3061, Class VU	50,717

		98,486

	Federal National Mortgage Association (1.5%)
38,945	4.000%, 1/25/18, Series 2003-35, Class NA	37,670
109,766	5.000%, 5/25/22, Series 2003-79, Class NX	108,661
43,452	5.500%, 10/25/24, Series 2006-18, Class CA	43,829

		190,160

	Total Collateralized Mortgage Obligations (Cost $286,210)	288,646

COMMERCIAL MORTGAGE-BACKED SECURITIES (5.0%)
25,000	Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5, 4.811%, 12/10/42	24,040
125,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A3, 5.607%, 10/15/48	125,627
200,000	CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3, 5.100%, 8/15/38*	197,449
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	27,854
300,000	Morgan Stanley Capital I, Series 2007-IQ13, Class A3, 5.330%, 3/15/44	294,874

	Total Commercial Mortgage-Backed Securities (Cost $669,918)	669,844

CORPORATE BONDS (19.9%)

	Consumer Discretionary (1.2%)
60,000	Comcast Corp., 5.500%, 3/15/11	60,115
48,000	Historic TW, Inc., 9.125%, 1/15/13	55,028
44,000	Time Warner, Inc., 5.875%, 11/15/16	43,045

		158,188

	Consumer Staples (1.1%)
42,000	CVS Caremark Corp., 5.750%, 8/15/11	42,545
112,000	CVS Caremark Corp., 4.875%, 9/15/14	106,468

		149,013

	Energy (0.5%)
68,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13	68,680

	Financials (7.0%)
25,000	Bank of America Corp., 6.250%, 4/15/12	25,902
250,000	Bank of America Corp., 5.125%, 11/15/14	244,535
32,000	Capital One Financial Corp., 5.500%, 6/1/15	30,489
28,000	ERP Operating LP, 5.125%, 3/15/16	25,950
55,000	GATX Financial Corp., 5.125%, 4/15/10	55,424
31,000	General Electric Capital Corp., MTN, 5.000%, 1/8/16	30,040
182,000	General Electric Capital Corp., MTN, Series A, 6.000%, 6/15/12	187,668
26,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	24,964
90,000	Lehman Brothers Holdings, Inc., MTN, 6.200%, 9/26/14	90,357
40,000	Lehman Brothers Holdings, Inc., MTN, Series G, 4.800%, 3/13/14	37,208
178,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	171,592

		924,129

	Health Care (0.5%)
78,000	Cardinal Health, Inc., 4.000%, 6/15/15	68,753

	Industrials (0.9%)
60,000	General Dynamics Corp., 4.250%, 5/15/13	56,577
60,000	Goodrich (BF) Corp., 6.290%, 7/1/16	62,071

		118,648

	Information Technology (4.7%)
59,000	Cisco Systems, Inc., 5.250%, 2/22/11	59,549
128,000	Cisco Systems, Inc., 5.500%, 2/22/16	127,144
70,000	Hewlett-Packard Co., 6.500%, 7/1/12	73,715
110,000	Hewlett-Packard Co., 5.400%, 3/1/17	106,914
65,000	International Business Machines Corp., 5.700%, 9/14/17	65,341
157,000	Oracle Corp. and Ozark Holding, Inc., 5.000%, 1/15/11	156,651
35,000	Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/16	34,081

		623,395

	Telecommunication Services (1.2%)
144,000	New Cingular Wireless Services, Inc., 8.125%, 5/1/12(b)	159,676

	Utilities (2.8%)
208,000	Duke Energy Carolinas LLC, 6.250%, 1/15/12	215,326
88,000	FirstEnergy Corp., Series B, 6.450%, 11/15/11	90,980
24,000	Ohio Power Co., Series K, 6.000%, 6/1/16	24,112
45,000	TECO Energy, Inc., 7.500%, 6/15/10	47,086

		377,504

	Total Corporate Bonds (Cost $2,649,742)	2,647,986

MORTGAGE-BACKED SECURITIES (34.2%)

	Federal Home Loan Mortgage Corp. (12.4%)
121,764	6.000%, 10/1/19, Pool #G11679	123,505
54,312	5.500%, 10/1/21, Pool #G12425	54,160
61,397	5.500%, 11/1/21, Pool #G12454	61,225
66,761	5.000%, 1/1/22, Pool #J04202	65,437
118,191	5.000%, 5/1/22, Pool #J04788	115,848
340,000	5.000%, 8/1/22, Pool #J05384	333,261
41,895	4.500%, 6/1/35, Pool #G01842	38,926
37,099	5.500%, 7/1/35, Pool #A36540	36,371
22,465	6.000%, 7/1/35, Pool #A36304	22,510

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments - (continued)

September 30, 2007 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES - (continued)

	Federal Home Loan Mortgage Corp. - (continued)
$21,670	5.500%, 12/1/35, Pool #A40359	$21,246
69,124	5.500%, 2/1/36, Pool #G08111	67,694
51,449	5.500%, 4/1/36, Pool #A44445	50,385
118,559	5.917%, 12/1/36, Pool #1J1390*	118,953
81,080	5.976%, 1/1/37, Pool #1Q0192*	81,233
108,381	5.500%, 4/1/37, Pool #G08192	106,125
66,466	6.000%, 4/1/37, Pool #A58853	66,545
51,875	5.000%, 6/1/37, Pool #G03094	49,482
229,790	6.000%, 8/1/37, Pool #A64067	230,062

		1,642,968

	Federal National Mortgage Association (19.9%)
27,390	4.500%, 10/1/18, Pool #752030	26,443
17,850	5.500%, 11/1/20, Pool #843972	17,815
20,188	5.500%, 12/1/20, Pool #831138	20,148
49,398	5.500%, 5/1/21, Pool #895628	49,302
68,764	5.500%, 6/1/21, Pool #831526	68,615
329,967	5.500%, 4/1/22, Pool #914937	329,201
24,464	6.000%, 9/1/22, Pool #907006	24,793
58,461	5.000%, 10/1/25, Pool #255894	56,445
67,238	5.500%, 2/1/27, Pool #256600	66,355
272,030	5.500%, 1/1/34, Pool #757571	267,211
61,513	6.000%, 9/1/34, Pool #790912	61,738
65,903	6.500%, 9/1/34, Pool #796569	67,310
37,131	7.000%, 6/1/35, Pool #255820	38,310
115,751	5.000%, 11/1/35, Pool #842402	110,593
29,132	5.500%, 2/1/36, Pool #256101	28,569
43,022	5.621%, 5/1/36, Pool #871259*	42,852
45,899	5.446%, 6/1/36, Pool #905183*	45,825
72,573	5.500%, 12/1/36, Pool #922224	71,097
364,518	5.500%, 12/1/36, Pool #928043	357,107
69,358	6.000%, 12/1/36, Pool #888029	69,473
67,878	6.000%, 12/1/36, Pool #902054	67,991
137,516	5.000%, 1/1/37, Pool #920727	131,213
304,971	5.500%, 1/1/37, Pool #256552	298,771
64,729	6.000%, 1/1/37, Pool #906095	64,837
108,667	5.000%, 3/1/37, Pool 911395	103,654
64,570	6.000%, 4/1/37, Pool #914725	64,667
96,593	6.000%, 7/1/37, Pool #256800	96,738

		2,647,073

	Government National Mortgage Association (1.9%)
262,000	5.000%, 10/15/37(c)	253,404

	Total Mortgage-Backed Securities (Cost $4,570,957)	4,543,445

MUNICIPAL BONDS (2.7%)

	California (0.5%)
65,000	Fresno, CA, County Pension Obligation Revenue Bonds, Series A (FGIC), 4.198%, 8/15/13	61,503

	Florida (0.5%)
10,000	Gainesville, FL, Post Employment Benefits Pension Revenue Bonds, Retiree Health Care Plan (MBIA), 4.680%, 10/1/13	9,744
36,000	Gainesville, FL, Post Employment Benefits Pension Revenue Bonds, Retiree Health Care Plan (MBIA), 4.710%, 10/1/14	34,764
13,000	Palm Beach County, FL, Refunding Land Acquisition G.O., 5.735%, 6/1/12	13,345
13,000	Palm Beach County, FL, Refunding Land Acquisition G.O., 5.784%, 6/1/13	13,359

		71,212

	Illinois (0.2%)
30,000	Chicago, IL, Public Improvements G.O., Series B, OID (XLCA), 5.250%, 1/1/12	30,191

	Michigan (0.6%)
75,000	Michigan Municipal Bond Authority, MI, Refunding School Loan Revenue Bonds (FGIC), 5.222%, 6/1/14	74,548

	Wisconsin (0.9%)
120,000	Wisconsin State General Pension Funding Revenue Bonds, Series A, OID (FSA), 4.800%, 5/1/13	117,350

	Total Municipal Bonds (Cost $354,003)	354,804

U.S. GOVERNMENT AGENCIES (11.4%)

	Federal Home Loan Bank (2.7%)
290,000	5.000%, 9/14/12	294,935
65,000	5.250%, 9/13/13	66,684

		361,619

	Federal Home Loan Mortgage Corp. (3.4%)
445,000	4.875%, 11/15/13	447,684

		447,684

	Federal National Mortgage Association (5.3%)
490,000	6.125%, 3/15/12	519,828
187,000	4.625%, 10/15/14	184,794

		704,622

	Total U.S. Government Agencies (Cost $1,479,463)	1,513,925

U.S. TREASURY NOTES (21.0%)
440,000	4.875%, 6/30/12	452,306
582,000	4.625%, 7/31/12	592,140
125,000	1.875%, 7/15/13(d)	139,508
842,000	4.000%, 2/15/14	826,344
781,000	4.250%, 8/15/14	775,509

	Total U.S. Treasury Notes (Cost $2,752,822)	2,785,807

INVESTMENT COMPANY (2.4%)
328,482	Federated Treasury Obligations Fund, Institutional Shares	328,482

	Total Investment Company (Cost $328,482)	328,482

Total Investments—101.8% (Cost $13,502,144)		13,537,603
Net Other Assets (Liabilities)—(1.8)%		(243,139)

NET ASSETS—100.0%		$13,294,464

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Notes to Schedules of Portfolio

Investments September 30, 2007

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)	Represents a security purchased on a when-issued basis. At September 30, 2007, total cost of investments purchased on a when-issued basis for the BB&T Total Return Bond VIF was $256,023.
(d)	Inflation protection security. Principal amount periodically adjusted for inflation.
(e)	Security held as collateral for written call option.
*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2007. For bond funds, the maturity date reflected is the final maturity date.

ADR—American Depository Receipt.

FGIC—Insured by the Financial Guaranty Insurance Corp.

FSA—Insured by Financial Security Assurance.

G.O.—General Obligation

MBIA—Insured by the Municipal Bond Insurance Association.

MTN—Medium Term Note.

STEP—Step Coupon Bond.

XLCA—Insured by XL Capital Assurance.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments

September 30, 2007

1.	Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Large Cap VIF (formerly known as the BB&T Large Cap Value VIF), the BB&T Mid Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF (the “Fund of Funds”) invests in underlying mutual funds as opposed to individual securities.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund of Funds seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the “Underlying Mutual Funds”). The Fund of Funds purchases shares of the Underlying Mutual Funds at net asset value and without sales charge.

Securities Valuation—Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price. At September 30, 2007 there were no fair valued prices in the Funds.

Securities Transactions and Related Income—Securities transactions are accounted for no later than one business day after trade date. For financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization/accretion of premium or discount done by using the effective interest method. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments - (continued)

September 30, 2007

When-Issued—The Funds, may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued securities and any subsequent fluctuation in their value is taken into account when determining the net asset value of the Funds, commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements—The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of possible decline in fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Option Contracts—The Funds may purchase or write option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The BB&T Special Opportunities Equity VIF had the following transactions in written covered call options during the quarter ended September 30, 2007.

	BB&T Special Opportunities Equity VIF
Covered Call Options	Shares Subject to Contract	Premiums
Balance at beginning of period	662	$78,738
Options written	619	42,318
Options closed	—	—
Options expired	(625)	(66,096)
Options exercised	—	—

Balance at end of period	656	$54,960

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments - (continued)

September 30, 2007

The following is a summary of options outstanding as of September 30, 2007:

Security	Shares Subject to Contract	Fair Value
BB&T Special Opportunities Equity VIF
Activision, Inc., $22.50, 11/17/07	216	$21,600
CONSOL Energy, Inc., $60.00, 10/20/07	240	1,200
Weatherford International, Inc., $70.00, 11/17/07	206	60,000

		$82,800

6.	Federal Income Tax Information:

At September 30, 2007, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
BB&T Total Return Bond VIF	$96,285	2013
BB&T Total Return Bond VIF	62,902	2014

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The BB&T Total Return Bond VIF had deferred post-October capital losses of $38,190, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

At September 30, 2007, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Large Cap VIF	$85,717,457	$16,819,201	$(4,057,277)	$12,761,924
BB&T Mid Cap Growth VIF	23,230,312	9,710,770	(475,983)	9,234,787
BB&T Capital Manager Equity VIF	18,420,057	1,687,163	(135,787)	1,551,376
BB&T Special Opportunities Equity VIF	27,470,886	6,969,251	(519,217)	6,450,034
BB&T Total Return Bond VIF	13,502,144	92,248	(56,789)	35,459

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Variable Insurance Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date	11/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date	11/28/07

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date	11/28/07

*	Print the name and title of each signing officer under his or her signature.